Lease	12 Months Ended
Sep. 30, 2024
Lease
Lease

14. Lease

The balances for the operating leases where the Group is the lessee are presented as follows:

	As of September 30,
	2023	2024

Operating lease right-of-use assets	$139	$343

Lease liabilities – current	352	530
Lease liabilities – non-current	17	42
Total operating lease liabilities	$369	$572

The components of operating lease expense were as follows:

	For the years ended September 30,
	2022	2023	2024

Operating lease expense	$154	$96	$229
Short-term lease expense	4	1	5
Total lease expense	$158	$97	$234

Short-term leases included office leases with a term of 12 months or less.

Both operating lease expense and short-term lease expense were recognized in general and administrative expenses and selling expenses.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)

Remaining lease term and discount rate:

	As of September 30,
	2023	2024

Weighted average remaining lease term (years)	0.78	0.72
Weighted average discount rate	3.81%	3.63%

The following was a schedule of future minimum payments under the Company’s operating leases as of September 30, 2024:

For the fiscal years ended September 30,	Amount
2025	$595
2026	7
Thereafter	-
Total lease payments	602
Less: imputed interest	(30)
Present value of lease liabilities	$572

Cash paid for operating leases for the years ended September 30, 2022, 2023 and 2024 were US$42, US$87 and US$140, respectively.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)